Cash and cash equivalents (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 556,066	$ 630,438	$ 514,669	$ 527,259
Chilean Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	157,500	579
US Dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	353,037	612,727
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,739	9,782
Australian dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	29,598	0
Mexican Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,242	258
South African Rand [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,843	4,074
Japanese Yen [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,786	1,773
Peruvian Sol [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7	8
Brazilian Real [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	38
Chinese Yuan [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,305	1,143
Indian Rupee [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3	0
UAE dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1	0
Argentine Peso [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2	1
Pound Sterling [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3	$ 55